Investment instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Investment instruments

Note 11 – Investment instruments

a) Financial instruments at fair value through other comprehensive income and at amortized cost—under IFRS 9

As of December 31, 2018, the detail of financial instruments measured at FVOCI and at amortized cost is as follows:

	As of December 31, 2018
	At FVTOCI	At amortized cost	Totals
	MCh$	MCh$	MCh$
Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank securities	411,431	—	411,431
Chilean Treasury bonds	913,041	—	913,041
Other government securities	27,612	—	27,612
Other local institutions financial instruments
Time deposits in local banks	185,501	—	185,501
Mortgage finance bonds	50	—	50
Chilean financial institutions bonds	—	—	—
Other local financial investments	5,979	—	5,979
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	769,693	198,923	968,616
Other foreign financial instruments	332,560	—	332,560
Investments not quoted in active markets
Corporate bonds	4,909	—	4,909
Other financial instruments at FVOCI	6,378	—	6,378

Totals	2,657,154	198,923	2,856,077

As of December 31, 2018 this total includes MCh$178,671, included in Note 5 “Cash and cash equivalents,” which corresponds to those financial instruments with maturities that do not exceed three months from their dates of acquisition.

As of December 31, 2018, the portfolio at FVTOCI includes an unrealized gain of MCh$25,450, presented in Equity as valuation accounts, distributed among a gain of MCh$17,793 attributable to equity holders and a gain of MCh$7,657 attributable to non-controlling interest.

Impairment

As of December 31, 2018 the portfolio of debt securities classified as investment instruments at fair value through other comprehensive income includes impairment movements as summarized below:

Financial instruments at FVOCI
	Stage 1	Stage 2	Stage 3	Totals
	12-Month ECL	Lifetime ECL	Lifetime ECL
Balances as of December 31, 2017	—	—	—	—
Restatement of the prior year due to IFRS 9 adoption	520	—	—	520
Balances as of January 1, 2018	520	—	—	520
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	25	—	—	25
Financial assets that have been derecognized	(411)	—	—	(411)
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Balances as of December 31, 2018	134	—	—	134

As of December 31, 2018 the portfolio of investment instruments at amortized cost includes impairment movements as summarized below:

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3	Totals
	12-Month ECL	Lifetime ECL	Lifetime ECL
Balances as of December 31, 2017	—	—	—	—
Restatement of the prior year due to IFRS 9 adoption	37	—	—	37
Balances as of January 1, 2018	37	—	—	37
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	(50)	—	—	(50)
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	—	—	—	—
Financial assets that have been derecognized	—	—	—	—
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Balances as of December 31, 2018	(13)	—	—	(13)

Unrealized gains and losses of the portfolio at FVTOCI

Unrealized gains and losses of the FVTOCI portfolio as of December 31, 2018 are detailed as follows:

	As of December 31, 2018
	Acquisition cost	Unrealized		Fair value
		Gain	Losses
Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	411,223	533	(325)	411,431
Chilean Treasury bonds	911,596	2,458	(1,013)	913,041
Other government securities	28,131	—	(519)	27,612
Other local institutions financial instruments
Time deposits in local banks	185,468	70	(37)	185,501
Mortgage finance bonds	50	—	—	50
Chilean financial institutions bonds	—	—	—	—
Other local financial investments	4,001	1,978	—	5,979
Foreign institutions financial instruments
Foreign governments and Central Banks financial instruments	752,791	24,505	(7,603)	769,693
Other foreign financial instruments	329,196	5,741	(2,377)	332,560
Investments not quoted in active markets
Corporate bonds	4,924	5	(20)	4,909
Other financial instruments at FVOCI	4,324	2,054	—	6,378

Totals	2,631,704	37,344	(11,894)	2,657,154

b) Investment instruments - under IAS 39

As of December 31, 2017, the detail of available for sale and held to maturity financial instruments is as follows:

	As of December 31, 2017
	Available for sale	Held to maturity	Total
	MCh$	MCh$	MCh$
Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank securities	687,945	—	687,945
Chilean Treasury bonds	1,081,879	—	1,081,879
Other government securities	14,053	—	14,053
Other local institutions financial instruments
Time deposits in local banks	114,038	—	114,038
Mortgage finance bonds	64	—	64
Chilean financial institutions bonds	9,032	—	9,032
Other local financial investments	6,159	—	6,159
Foreign institutions financial instruments
Foreign governments and Central Banks financial instruments	420,687	—	420,687
Other foreign financial instruments	300,740	202,030	502,770
Investments not quoted in active markets
Corporate bonds	18,469	—	18,469
Other financial instruments	10,412	—	10,412

Total	2,663,478	202,030	2,865,508

As of December 31, 2017 this total includes MCh$15,775, included in Note 5 “Cash and cash equivalents,” which corresponds to those financial instruments with maturities that do not exceed three months from their dates of acquisition.

As of December 31, 2017, the portfolio of available for sale includes an unrealized gain of MCh$24,552, presented as equity reserve accounts, distributed among a profit of MCh$16,592 attributable to equity holders and a gain of MCh$7,960 attributable to non-controlling interest.

Impairment of investment instruments

The Bank’s portfolio of fair value through other comprehensive income does not present impairment as of December 31, 2017.

The detail of investments quoted in non-active markets classified as available for sale has been recorded at fair value.

Itaú Corpbanca reviewed the instruments with unrealized losses as of December 31, 2017, concluding that they were not impairments other than temporary. Therefore, they do not imply adjustments to results of the fiscal year.

Unrealized gains and losses of the available for sale portfolio

Unrealized gains and losses of the available for sale portfolio as of December 31, 2017 are detailed as follows:

	As of December 31, 2017
	Amortized cost	Unrealized		Fair value
		Gain	Losses
Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank securities	688,770	806	(1,631)	687,945
Chilean Treasury bonds	1,081,633	3,526	(3,280)	1,081,879
Other government securities	14,206	—	(153)	14,053
Other local institutions financial instruments
Time deposits in local banks	114,073	—	(35)	114,038
Mortgage finance bonds	64	—	—	64
Chilean financial institutions bonds	9,034	25	(27)	9,032
Other local financial investments	3,942	2,217	—	6,159
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	416,995	3,921	(229)	420,687
Other foreign financial instruments	281,833	19,090	(183)	300,740
Investments not quoted in active markets
Corporate bonds	17,964	505	—	18,469
Other financial instruments	10,412	—	—	10,412

Totals	2,638,926	30,090	(5,538)	2,663,478